UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549


                                    FORM 10-D

                               ASSET-BACKED ISSUER
              DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

 For the monthly distribution period from:
 November 2, 2006 to December 1, 2006

 Commission File Number of issuing entity: 333-130961-31

 HarborView Mortgage Loan Trust 2006-13
 (Exact name of issuing entity as specified in its charter)

 Commission File Number of depositor:  333-130961

 Greenwich Capital Acceptance, Inc.
 (Exact name of depositor as specified in its charter)

 Greenwich Capital Financial Products, Inc.
 (Exact name of sponsor as specified in its charter)

 New York
 (State or other jurisdiction of incorporation or organization of the issuing entity)

 Pending
 (I.R.S. Employer Identification No.)


 c/o Wells Fargo Bank, N.A.
 9062 Old Annapolis Road
 Columbia, MD                                                    21045
 (Address of principal executive offices of the issuing entity)  (Zip Code)

 (410) 884-2000
 (Telephone number, including area code)

 Not Applicable
 (Former name, former address, if changed since last report)


                                   Registered/reporting
                                   pursuant to (check one)

  Title of                         Section  Section  Section   Name of Exchange
  Class                            12(b)    12(g)    15(d)     (If Section 12(b))

  A                                _____    _____    __X___    ____________
  X                                _____    _____    __X___    ____________
  A-R                              _____    _____    __X___    ____________
  B-1                              _____    _____    __X___    ____________
  B-2                              _____    _____    __X___    ____________
  B-3                              _____    _____    __X___    ____________
  B-4                              _____    _____    __X___    ____________
  B-5                              _____    _____    __X___    ____________
  B-6                              _____    _____    __X___    ____________
  P                                _____    _____    __X___    ____________


 Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.
    Yes __X__  No ____

 Part I - DISTRIBUTION INFORMATION

 Item 1. Distribution and Pool Performance Information

 On December 19, 2006 a distribution was made to holders of HarborView Mortgage Loan Trust 2006-13.

 The distribution report is attached as an Exhibit to this Form 10-D. Please see Item 9(b), Exhibit 99.1 for the related information.


 Part II - OTHER INFORMATION

 Item 3. Sales of Securities and Use of Proceeds

On 12/13/06, the following classes of certificates in the following amounts were sold by the registrant to affiliates of the registrant in private placements in reliance on Section 4(2) of the Securities Act of 1933:

Class                      Initial Principal Balance
HVMLT 06-13 B-4                   2,619,000.00
HVMLT 06-13 B-5                   1,813,000.00
HVMLT 06-13 B-6                   1,410,689.26
HVMLT 06-13 P                           100.00

The net proceeds from the sale of these certificates were applied by the registrant toward the purchase of the mortgage loans constituting the pool assets.


 Item 9. Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

       (99.1) Monthly report distributed to holders of HarborView Mortgage Loan Trust 2006-13, relating to the December 19, 2006 distribution.




    (b) The exhibits required to be filed by Registrant pursuant to Item 601 of Regulation S-K are listed above and in the Exhibit Index that immediately follows the signature page hereof.


 SIGNATURES

 Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

 HarborView Mortgage Loan Trust 2006-13
 (Issuing Entity)


 Wells Fargo Bank, N.A.
 (Master Servicer)

 /s/ Kelly Rentz
 Kelly Rentz, Officer

 Date: December 29, 2006

EXHIBIT INDEX

 Exhibit Number  Description

 EX-99.1 Monthly report distributed to holders of HarborView Mortgage Loan Trust 2006-13, relating to the December 19, 2006 distribution.




 EX-99.1


HarborView Mortgage Loan Trust
Mortgage Loan Pass-Through Certificates



Distribution Date:       12/19/2006


HarborView Mortgage Loan Trust
Mortgage Loan Pass-Through Certificates
Series 2006-13


Contact: Customer Service - CTSLink
         Wells Fargo Bank, N.A.
         Securities Administration Services
         7485 New Horizon Way
         Frederick, MD 21703
         www.ctslink.com
         Telephone: (301) 815-6600
         Fax:       (301) 815-6660




                                         Certificateholder Distribution Summary

        Class                   CUSIP           Record           Certificate           Beginning                Interest
                                                  Date          Pass-Through         Certificate            Distribution
                                                                        Rate             Balance
          A                 41162KAA1       12/18/2006              5.53000%      380,792,000.00              350,439.06
          X                 41162KAB9       11/30/2006              3.63550%                0.00            1,201,286.35
         A-R                41162KAC7       11/30/2006              4.74498%              100.00                    0.39
         B-1                41162KAD5       12/18/2006              5.70000%        8,865,000.00                8,409.17
         B-2                41162KAE3       12/18/2006              5.85000%        4,433,000.00                4,315.72
         B-3                41162KAF0       12/18/2006              6.85000%        3,022,000.00                3,444.96
         B-4                41162KAG8       11/30/2006              4.74498%        2,619,000.00               10,340.45
         B-5                41162KAH6       11/30/2006              4.74498%        1,813,000.00                7,158.17
         B-6                41162KAJ2       11/30/2006              4.74498%        1,410,689.26                5,569.75
          P                 HBV06013P       11/30/2006              0.00000%              100.00               30,400.76

Totals                                                                            402,954,889.26            1,621,364.78


                                Certificateholder Distribution Summary (continued)

       Class                 Principal            Current             Ending             Total         Cumulative
                          Distribution           Realized        Certificate      Distribution           Realized
                                                     Loss            Balance                               Losses
         A               13,018,942.47               0.00     367,773,057.53     13,369,381.53               0.00
         X                        0.00               0.00               0.00      1,201,286.35               0.00
        A-R                     100.00               0.00               0.00            100.39               0.00
        B-1                     240.12               0.00       8,864,759.88          8,649.29               0.00
        B-2                     120.07               0.00       4,432,879.93          4,435.79               0.00
        B-3                      81.86               0.00       3,021,918.14          3,526.82               0.00
        B-4                      70.94               0.00       2,618,929.06         10,411.39               0.00
        B-5                      49.11               0.00       1,812,950.89          7,207.28               0.00
        B-6                      38.21               0.00       1,410,651.05          5,607.96               0.00
         P                        0.00               0.00             100.00         30,400.76               0.00

Totals                   13,019,642.78               0.00     389,935,246.48     14,641,007.56               0.00


As Master Servicer, Wells Fargo Bank, N.A. has independently calculated collateral information based on loan level data received from external parties, which may include the Servicers, Issuer and other parties to the transaction. Wells Fargo Bank, N.A.
expressly disclaims any responsibility for the accuracy or completeness of information furnished to it by those third parties.



                                               Principal Distribution Statement

       Class                  Original          Beginning        Scheduled         UnScheduled       Accretion        Realized
                                  Face        Certificate        Principal           Principal                            Loss
                                Amount            Balance     Distribution        Distribution
         A              380,792,000.00     380,792,000.00        10,314.26       13,008,628.21            0.00            0.00
         X                        0.00               0.00             0.00                0.00            0.00            0.00
        A-R                     100.00             100.00             0.08               99.92            0.00            0.00
        B-1               8,865,000.00       8,865,000.00           240.12                0.00            0.00            0.00
        B-2               4,433,000.00       4,433,000.00           120.07                0.00            0.00            0.00
        B-3               3,022,000.00       3,022,000.00            81.86                0.00            0.00            0.00
        B-4               2,619,000.00       2,619,000.00            70.94                0.00            0.00            0.00
        B-5               1,813,000.00       1,813,000.00            49.11                0.00            0.00            0.00
        B-6               1,410,689.26       1,410,689.26            38.21                0.00            0.00            0.00
         P                      100.00             100.00             0.00                0.00            0.00            0.00

Totals                  402,954,889.26     402,954,889.26        10,914.65       13,008,728.13            0.00            0.00


                                Principal Distribution Statement (continued)

        Class                       Total             Ending            Ending               Total
                                Principal        Certificate       Certificate           Principal
                                Reduction            Balance        Percentage        Distribution
          A                 13,018,942.47     367,773,057.53        0.96581088       13,018,942.47
          X                          0.00               0.00        0.00000000                0.00
         A-R                       100.00               0.00        0.00000000              100.00
         B-1                       240.12       8,864,759.88        0.99997291              240.12
         B-2                       120.07       4,432,879.93        0.99997291              120.07
         B-3                        81.86       3,021,918.14        0.99997291               81.86
         B-4                        70.94       2,618,929.06        0.99997291               70.94
         B-5                        49.11       1,812,950.89        0.99997291               49.11
         B-6                        38.21       1,410,651.05        0.99997291               38.21
          P                          0.00             100.00        1.00000000                0.00

Totals                      13,019,642.78     389,935,246.48        0.96768958       13,019,642.78



                                          Principal Distribution Factors Statement

       Class                Original              Beginning             Scheduled           UnScheduled           Accretion
                                Face            Certificate             Principal             Principal
                              Amount                Balance          Distribution          Distribution
         A            380,792,000.00          1000.00000000            0.02708634           34.16203127          0.00000000
         X                      0.00             0.00000000            0.00000000            0.00000000          0.00000000
        A-R                   100.00          1000.00000000            0.80000000          999.20000000          0.00000000
        B-1             8,865,000.00          1000.00000000            0.02708629            0.00000000          0.00000000
        B-2             4,433,000.00          1000.00000000            0.02708550            0.00000000          0.00000000
        B-3             3,022,000.00          1000.00000000            0.02708802            0.00000000          0.00000000
        B-4             2,619,000.00          1000.00000000            0.02708667            0.00000000          0.00000000
        B-5             1,813,000.00          1000.00000000            0.02708770            0.00000000          0.00000000
        B-6             1,410,689.26          1000.00000000            0.02708605            0.00000000          0.00000000
         P                    100.00          1000.00000000            0.00000000            0.00000000          0.00000000


                                    Principal Distribution Factors Statement (continued)

       Class                Realized                  Total                Ending                 Ending               Total
                                Loss              Principal           Certificate            Certificate           Principal
                                                  Reduction               Balance             Percentage        Distribution
         A                0.00000000            34.18911760          965.81088240             0.96581088         34.18911760
         X                0.00000000             0.00000000            0.00000000             0.00000000          0.00000000
        A-R               0.00000000          1000.00000000            0.00000000             0.00000000       1000.00000000
        B-1               0.00000000             0.02708629          999.97291371             0.99997291          0.02708629
        B-2               0.00000000             0.02708550          999.97291450             0.99997291          0.02708550
        B-3               0.00000000             0.02708802          999.97291198             0.99997291          0.02708802
        B-4               0.00000000             0.02708667          999.97291333             0.99997291          0.02708667
        B-5               0.00000000             0.02708770          999.97291230             0.99997291          0.02708770
        B-6               0.00000000             0.02708605          999.97291395             0.99997291          0.02708605
         P                0.00000000             0.00000000         1000.00000000             1.00000000          0.00000000


NOTE: All classes per $1,000 denomination.



                                                 Interest Distribution Statement

        Class             Accrual          Accrual         Current          Beginning             Current            Payment of
                           Dates            Days       Certificate       Certificate/             Accrued        Unpaid Interest
                                                              Rate           Notional            Interest          Shortfall (1)
                                                                              Balance
          A          12/13/06 - 12/18/06      6           5.53000%     380,792,000.00          350,963.29                   0.00
          X          11/01/06 - 11/30/06     30           3.63550%     397,112,000.00        1,203,083.41                   0.00
         A-R         11/01/06 - 11/30/06     30           4.74498%             100.00                0.40                   0.00
         B-1         12/13/06 - 12/18/06      6           5.70000%       8,865,000.00            8,421.75                   0.00
         B-2         12/13/06 - 12/18/06      6           5.85000%       4,433,000.00            4,322.17                   0.00
         B-3         12/13/06 - 12/18/06      6           6.85000%       3,022,000.00            3,450.12                   0.00
         B-4         11/01/06 - 11/30/06     30           4.74498%       2,619,000.00           10,355.92                   0.00
         B-5         11/01/06 - 11/30/06     30           4.74498%       1,813,000.00            7,168.88                   0.00
         B-6         11/01/06 - 11/30/06     30           4.74498%       1,410,689.26            5,578.08                   0.00
          P                          N/A     N/A          0.00000%             100.00                0.00                   0.00
Totals                                                                                       1,593,344.02                   0.00




                                       Interest Distribution Statement (continued)

        Class                  Current      Non-Supported              Total          Remaining                   Ending
                              Interest           Interest           Interest    Unpaid Interest             Certificate/
                          Shortfall(1)          Shortfall       Distribution       Shortfall(1)                 Notional
                                                                                                                 Balance
          A                       0.00             524.24         350,439.06               0.00           367,773,057.53
          X                       0.00           1,797.05       1,201,286.35               0.00           384,092,615.48
         A-R                      0.00               0.00               0.39               0.00                     0.00
         B-1                      0.00              12.58           8,409.17               0.00             8,864,759.88
         B-2                      0.00               6.46           4,315.72               0.00             4,432,879.93
         B-3                      0.00               5.15           3,444.96               0.00             3,021,918.14
         B-4                      0.00              15.47          10,340.45               0.00             2,618,929.06
         B-5                      0.00              10.71           7,158.17               0.00             1,812,950.89
         B-6                      0.00               8.33           5,569.75               0.00             1,410,651.05
          P                       0.00               0.00          30,400.76               0.00                   100.00

Totals                            0.00           2,379.99       1,621,364.78               0.00

(1) Amount also includes Coupon Cap or Basis Risk Shortfalls,if applicable.

                                          Interest Distribution Factors Statement

       Class                  Original          Current              Beginning                 Current          Payment of
                                  Face      Certificate            Certificate/                Accrued      Unpaid Interest
                                Amount             Rate                Notional               Interest        Shortfall (1)
                                                                        Balance
         A              380,792,000.00         5.53000%           1000.00000000             0.92166666           0.00000000
         X                        0.00         3.63550%           1000.00000000             3.02958211           0.00000000
        A-R                     100.00         4.74498%           1000.00000000             4.00000000           0.00000000
        B-1               8,865,000.00         5.70000%           1000.00000000             0.95000000           0.00000000
        B-2               4,433,000.00         5.85000%           1000.00000000             0.97499887           0.00000000
        B-3               3,022,000.00         6.85000%           1000.00000000             1.14166777           0.00000000
        B-4               2,619,000.00         4.74498%           1000.00000000             3.95415044           0.00000000
        B-5               1,813,000.00         4.74498%           1000.00000000             3.95415334           0.00000000
        B-6               1,410,689.26         4.74498%           1000.00000000             3.95415217           0.00000000
         P                      100.00         0.00000%           1000.00000000             0.00000000           0.00000000

                                      Interest Distribution Factors Statement (continued)

     Class                   Current          Non-Supported                 Total       Remaining Unpaid               Ending
                            Interest               Interest              Interest               Interest          Certificate/
                        Shortfall(1)              Shortfall          Distribution           Shortfall(1)              Notional
                                                                                                                       Balance
         A                0.00000000             0.00137671            0.92028997             0.00000000          965.81088240
         X                0.00000000             0.00452530            3.02505678             0.00000000          967.21482977
        A-R               0.00000000             0.00000000            3.90000000             0.00000000            0.00000000
        B-1               0.00000000             0.00141906            0.94858094             0.00000000          999.97291371
        B-2               0.00000000             0.00145725            0.97354388             0.00000000          999.97291450
        B-3               0.00000000             0.00170417            1.13996029             0.00000000          999.97291198
        B-4               0.00000000             0.00590683            3.94824360             0.00000000          999.97291333
        B-5               0.00000000             0.00590734            3.94824600             0.00000000          999.97291230
        B-6               0.00000000             0.00590491            3.94824726             0.00000000          999.97291395
         P                0.00000000             0.00000000       304007.60000000             0.00000000         1000.00000000

(1) Amount also includes Coupon Cap or Basis Risk Shortfalls,if applicable.

NOTE: All classes per $1,000 denomination.


                                        Certificateholder Account Statement

                                                CERTIFICATE ACCOUNT

Beginning Balance                                                                                              0.00

Deposits
     Payments of Interest and Principal                                                               14,738,516.04
     Reserve Funds and Credit Enhancements                                                                     0.00
     Proceeds from Repurchased Loans                                                                           0.00
     Servicer Advances                                                                                     6,241.13
     Gains & Subsequent Recoveries (Realized Losses)                                                           0.00
     Prepayment Penalties                                                                                 30,400.76
     Swap/Cap Payments                                                                                         0.00
Total Deposits                                                                                        14,775,157.93

Withdrawals
     Swap Payments                                                                                             0.00
     Reserve Funds and Credit Enhancements                                                                     0.00
     Reimbursement for Servicer Advances                                                                       0.00
     Total Administration Fees                                                                           134,150.37
     Payment of Interest and Principal                                                                14,641,007.56
Total Withdrawals (Pool Distribution Amount)                                                          14,775,157.93

Ending Balance                                                                                                 0.00


Servicer Advances are calculated as delinquent scheduled principal and interest.





                                PREPAYMENT/CURTAILMENT INTEREST SHORTFALL
Total Prepayment/Curtailment Interest Shortfall                                                  2,379.99
Servicing Fee Support                                                                                0.00

Non-Supported Prepayment/Curtailment Interest Shortfall                                          2,379.99


                                        ADMINISTRATION FEES
Gross Servicing Fee*                                                                    125,923.37
Credit Risk Manager- Clayton Fixed Income Services Inc.                                   1,678.98
Master Servicing Fee - Wells Fargo Bank, N.A.                                             6,548.02
Supported Prepayment/Curtailment Interest Shortfall                                           0.00

Total Administration Fees                                                               134,150.37

*Servicer Payees include: DOWNEY SAVINGS AND LOAN ASSOCIATION; FIRST REPUBLIC BANK; GMAC MORTGAGE
CORPORATION


                                                   Reserve and Guaranty Funds

                                       Account Name           Beginning             Current           Current             Ending
                                                                Balance         Withdrawals          Deposits            Balance
                            Basis Risk Reserve Fund                0.00                0.00              0.00               0.00
                     Final Maturity Reserve Account                0.00                0.00              0.00               0.00
                               Class P Reserve Fund              100.00                0.00              0.00             100.00
                          Yield Maintenance Account                0.00                0.00              0.00               0.00
                                                           Hedge Funds

                                       Account Name                            Funds In (A)      Funds Out(B)  Net Amount(A - B)

 CAP Payment - Bear Stearns Financial Products Inc.                                    0.00              0.00               0.00

                                                          Collateral Statement

                                                                            Total
 Collateral Description                                                 Mixed ARM
 Weighted Average Coupon Rate                                            5.144481
 Weighted Average Net Rate                                               4.769481
 Weighted Average Pass-Through Rate                                      4.744981
 Weighted Average Remaining Term                                              366
 Principal And Interest Constant                                     1,738,408.91
 Beginning Loan Count                                                         743
 Loans Paid in Full                                                            22
 Ending Loan Count                                                            721
 Beginning Scheduled Balance                                       402,954,789.26
 Ending Scheduled Balance                                          389,935,146.48
 Actual Ending Collateral Balance                                  389,947,236.47
 Scheduled Principal                                                    10,914.65
 Unscheduled Principal                                              13,008,728.13
 Scheduled Interest                                                  1,727,494.26
 Servicing Fees                                                        125,923.37
 Master Servicing Fees                                                   6,548.02
 Trustee Fee                                                                 0.00
 FRY Amount                                                                  0.00
 Special Hazard Fee                                                          0.00
 Other Fee                                                               1,678.98
 Pool Insurance Fee                                                          0.00
 Spread 1                                                                    0.00
 Spread 2                                                                    0.00
 Spread 3                                                                    0.00
 Net Interest                                                        1,593,343.89
 Realized Loss Amount                                                        0.00
 Cumulative Realized Loss                                                    0.00
 Percentage of Cumulative Losses                                           0.0000
 Prepayment Penalty Waived Amount                                            0.00
 Prepayment Penalty Waived Count                                                0
 Prepayment Penalty Paid Amount                                         30,400.76
 Prepayment Penalty Paid Count                                                  4
 Special Servicing Fee                                                       0.00


                            Additional Reporting - Deal Level



                                 Informational Reporting
Available Funds                                                             14,641,007.56
Principal Balance of 6-Month LIBOR Loans                                   389,185,146.48
Net WAC Cap                                                                    23.724905%
Net WAC                                                                         4.744981%
Senior Percentage                                                              94.499956%
Senior Prepayment Percentage                                                  100.000000%
Subordinate Percentage                                                          5.500044%
Subordinate Prepayment Percentage                                               0.000000%


                                 Trigger Event Reporting
Sub Two Times Delinquency/Loss Trigger
     Trigger Result                                                                  Pass
6-Month Avg. Delinquency Trigger
     Trigger Result                                                                  Pass
     Threshold Value                                                           50.000000%
     Calculated Value                                                           0.000000%
Cumulative Loss Trigger
     Trigger Result                                                                  Pass
     Threshold Value                                                           30.000000%
     Calculated Value                                                           0.000000%
Shifting Interest Delinquency/Loss Trigger
     Trigger Result                                                                  Pass
Delinquency Two Times Test Trigger
     Trigger Result                                                                  Pass
     Threshold Value                                                           50.000000%
     Calculated Value                                                           0.000000%
Cumulative Loss Two Times Test Trigger
     Trigger Result                                                                  Pass
     Threshold Value                                                           20.000000%
     Calculated Value                                                           0.000000%


                               Delinquency Status - MBA Delinquency Calculation Method

             DELINQUENT          BANKRUPTCY           FORECLOSURE         REO                  Total

             No. of Loans        No. of Loans         No. of Loans        No. of Loans         No. of Loans
             Actual Balance      Actual Balance       Actual Balance      Actual Balance       Actual Balance
0-29 Days                        0                    0                   0                    0
                                 0.00                 0.00                0.00                 0.00

30 Days      4                   0                    0                   0                    4
             1,530,636.01        0.00                 0.00                0.00                 1,530,636.01

60 Days      0                   0                    0                   0                    0
             0.00                0.00                 0.00                0.00                 0.00

90 Days      0                   0                    0                   0                    0
             0.00                0.00                 0.00                0.00                 0.00

120 Days     0                   0                    0                   0                    0
             0.00                0.00                 0.00                0.00                 0.00

150 Days     0                   0                    0                   0                    0
             0.00                0.00                 0.00                0.00                 0.00

180+ Days    0                   0                    0                   0                    0
             0.00                0.00                 0.00                0.00                 0.00

Totals       4                   0                    0                   0                    4
             1,530,636.01        0.00                 0.00                0.00                 1,530,636.01

             No. of Loans        No. of Loans         No. of Loans        No. of Loans         No. of Loans
             Actual Balance      Actual Balance       Actual Balance      Actual Balance       Actual Balance
0-29 Days                        0.000000%            0.000000%           0.000000%            0.000000%
                                 0.000000%            0.000000%           0.000000%            0.000000%

30 Days      0.554785%           0.000000%            0.000000%           0.000000%            0.554785%
             0.392524%           0.000000%            0.000000%           0.000000%            0.392524%

60 Days      0.000000%           0.000000%            0.000000%           0.000000%            0.000000%
             0.000000%           0.000000%            0.000000%           0.000000%            0.000000%

90 Days      0.000000%           0.000000%            0.000000%           0.000000%            0.000000%
             0.000000%           0.000000%            0.000000%           0.000000%            0.000000%

120 Days     0.000000%           0.000000%            0.000000%           0.000000%            0.000000%
             0.000000%           0.000000%            0.000000%           0.000000%            0.000000%

150 Days     0.000000%           0.000000%            0.000000%           0.000000%            0.000000%
             0.000000%           0.000000%            0.000000%           0.000000%            0.000000%

180+ Days    0.000000%           0.000000%            0.000000%           0.000000%            0.000000%
             0.000000%           0.000000%            0.000000%           0.000000%            0.000000%

Totals       0.554785%           0.000000%            0.000000%           0.000000%            0.554785%
             0.392524%           0.000000%            0.000000%           0.000000%            0.392524%


Please refer to CTSLink.com for a list of delinquency code descriptions.



Current Period Class A Insufficient Funds                                                                  0.00
Principal Balance of Contaminated Properties                                                               0.00
Periodic Advance                                                                                       6,241.13






                REO Detail - All Mortgage Loans in REO during Current Period


  Summary - No REO Information to report this period.




                  REO Loan Detail - All Mortgage Loans in REO during Current Period

                                               Month
                                                Loan            First                                               Original
                              Loan           Entered          Payment                             LTV at           Principal
       Group                Number               REO             Date           State        Origination             Balance


                                  No REO Loans this Period


              REO Loan Detail - All Mortgage Loans in REO during Current Period (continued)

                                               Current           Paid                           Current          Approximate
                              Loan              Actual             To          Months              Loan           Delinquent
       Group                Number             Balance           Date      Delinquent              Rate             Interest

                                        No REO Loans this Period



              Foreclosure Detail - All Mortgage Loans in Foreclosure during Current Period

  Summary - No Foreclosure Information to report this period.



           Foreclosure Loan Detail - All Mortgage Loans in Foreclosure during Current Period

                                                  Month
                                                   Loan              First                                            Original
                                  Loan          Entered            Payment                            LTV at         Principal
        Group                   Number               FC               Date          State        Origination           Balance

                                       No Foreclosure Loans this Period


           Foreclosure Loan Detail - All Mortgage Loans in Foreclosure during Current Period (continued)

                                                 Current              Paid                        Current          Approximate
                                   Loan           Actual                To         Months            Loan           Delinquent
        Group                    Number          Balance              Date     Delinquent            Rate             Interest

                                     No Foreclosure Loans this Period




              Bankruptcy Detail - All Mortgage Loans in Bankruptcy during Current Period



  Summary - No Bankruptcy Information to report this period.



           Bankruptcy Detail - All Mortgage Loans in Bankruptcy during Current Period

         Group                      Loan     Month Loan          First        State            LTV at           Original
                                  Number        Entered        Payment                     Origination         Principal
                                             Bankruptcy           Date                                           Balance

                                              No Bankruptcy Loans this Period



           Bankruptcy Detail - All Mortgage Loans in Bankruptcy during Current Period (continued)

        Group                     Loan            Current        Paid To       Months          Current       Approximate
                                Number             Actual           Date    Delinquent       Loan Rate        Delinquent
                                                  Balance                                                       Interest

                                              No Bankruptcy Loans this Period


               Realized Loss Detail Report - Loans with Losses during Current Period


Summary
                                   # Loans              Prior          Realized            Current
                                      with             Actual       Loss/(Gain)               Loss
         Group                      Losses            Balance            Amount         Percentage
         Total                           0               0.00              0.00             0.000%



               Realized Loss Loan Detail Report - Loans With Losses during Current Period

                                                  Original          Current
                                  Loan           Principal             Note                          LTV at         Original
       Group                    Number             Balance             Rate           State     Origination             Term

                                                    No Losses this Period


              Realized Loss Loan Detail Report - Loans With Losses during Current Period (continued)

                                                    Prior                           Cumulative
                                  Loan             Actual          Realized           Realized
       Group                    Number            Balance       Loss/(Gain)        Loss/(Gain)

                                     No Losses this Period

                                                   Realized Loss Report - Collateral


    Summary - No Realized Loss Information to report this period.

Calculation Methodology:
Monthly Default Rate (MDR): sum(Beg Scheduled Balance of Liquidated Loans)/ sum(Beg Scheduled Balance).
Conditional Default Rate (CDR): 1-((1-MDR)^12)
SDA Standard Default Assumption: If WAS is less than or equal to 30 then CDR / (WAS * 0.02) else if WAS is greater than 30 and less than or equal to 60 then CDR / 0.6 else if WAS is greater than 60 and less than or equal to 120 then CDR / (0.6 -
((WAS - 60) * 0.0095)) else if WAS is greater than 120 then CDR / 0.03
Loss Severity Approximation for current period: sum(Realized Loss Amount)/sum(Beg Scheduled Balance of Liquidated Loans).
Includes losses on loans liquidating in the current period only.











                  Prepayment Detail - Prepayments during Current Period
Summary
                                      Loans Paid In Full                               Repurchased Loans


                                             Original            Current                      Original           Current
                                            Principal          Scheduled                     Principal         Scheduled
         Group               Count            Balance            Balance      Count            Balance           Balance
         Total                  22      13,040,225.00      12,834,629.24          0               0.00              0.00

                Prepayment Detail - Prepayments during Current Period (continued)

Summary
                                Substitution Loans                           Liquidated Loans                   Curtailments

                                        Original        Current                    Original         Current
                                       Principal      Scheduled                   Principal       Scheduled      Curtailment
       Group             Count           Balance        Balance      Count          Balance         Balance           Amount
       Total                 0              0.00           0.00          0             0.00            0.00       174,386.41


                  Prepayment Loan Detail - Prepayments during Current Period
                                                                                     First          Original
                                   Loan                          LTV at            Payment         Principal        Prepayment
        Group                    Number         State       Origination               Date           Balance            Amount
       Summary               0585638000            MI              78.33       01-Oct-2005        120,625.00        120,525.00
       Summary               0601282978            CA              75.00       01-Sep-2005        543,750.00        543,750.00
       Summary               0601356366            VA              80.00       01-Nov-2005        564,000.00        564,000.00
       Summary               0655716884            CA              43.18       01-Nov-2005        367,000.00        361,992.72
       Summary               9041767021            CA              80.00       01-Sep-2005        206,000.00        206,000.00
       Summary               9041818915            CA              66.45       01-Oct-2005        307,000.00        306,999.94
       Summary               9041824707            AZ              83.33       01-Nov-2005        195,000.00        194,997.76
       Summary               9041847732            CA              65.00       01-Nov-2005        965,200.00        964,872.83
       Summary               9041869306            CA              64.10       01-Nov-2005        450,000.00        450,000.00
       Summary               9041876624            CA              70.00       01-Nov-2005      1,120,000.00      1,120,000.00
       Summary               9041921057            CA              64.13       01-Nov-2005      1,202,500.00      1,202,499.99
       Summary               9041969833            CA              48.78       01-Dec-2005        999,950.00        800,450.00
       Summary               9042081406            CA              36.93       01-Mar-2006        997,000.00        996,984.75
       Summary               9042094946            CA              66.39       01-Mar-2006        395,000.00        394,384.61
       Summary               9042143800            CA              70.00       01-Apr-2006        231,000.00        230,811.46
       Summary               9042149849            CA              80.00       01-Apr-2006        453,600.00        453,577.35
       Summary               9042171348            CA              72.22       01-May-2006        325,000.00        325,000.00
       Summary               9042180471            CA              79.38       01-May-2006        516,000.00        515,895.31
       Summary               9042193912            CA              80.00       01-May-2006        313,600.00        313,600.00
       Summary               9042207480            CA              70.00       01-Jun-2006      1,022,000.00      1,022,000.00
       Summary               9042214916            CA              62.59       01-May-2006        460,000.00        460,000.00
       Summary               9042220061            CA              64.95       01-Jun-2006      1,286,000.00      1,286,000.00


               Prepayment Loan Detail - Prepayments during Current Period (continued)

                                                                                       Current
                                  Loan                PIF             Months              Loan        Original
        Group                   Number               Type         Delinquent              Rate            Term       Seasoning
       Summary              0585638000       Loan Paid in Full           0              7.125%             360              14
       Summary              0601282978       Loan Paid in Full           0              7.625%             360              15
       Summary              0601356366       Loan Paid in Full           0              7.625%             360              13
       Summary              0655716884       Loan Paid in Full           0              7.625%             360              13
       Summary              9041767021       Loan Paid in Full           0              5.950%             480              15
       Summary              9041818915       Loan Paid in Full           0              5.950%             360              14
       Summary              9041824707       Loan Paid in Full           0              5.950%             480              13
       Summary              9041847732       Loan Paid in Full           0              5.950%             480              13
       Summary              9041869306       Loan Paid in Full           0              5.950%             360              13
       Summary              9041876624       Loan Paid in Full           0              6.200%             360              13
       Summary              9041921057       Loan Paid in Full           0              6.200%             360              13
       Summary              9041969833       Loan Paid in Full           0              5.950%             360              12
       Summary              9042081406       Loan Paid in Full           0              4.950%             360               9
       Summary              9042094946       Loan Paid in Full           0              4.950%             360               9
       Summary              9042143800       Loan Paid in Full           0              4.950%             360               8
       Summary              9042149849       Loan Paid in Full           0              4.950%             360               8
       Summary              9042171348       Loan Paid in Full           0              4.950%             480               7
       Summary              9042180471       Loan Paid in Full           0              4.950%             360               7
       Summary              9042193912       Loan Paid in Full           0              4.950%             360               7
       Summary              9042207480       Loan Paid in Full           0              5.200%             360               6
       Summary              9042214916       Loan Paid in Full           0              4.950%             360               7
       Summary              9042220061       Loan Paid in Full           0              6.200%             360               6


                     Prepayment Penalty Detail - Prepayment Penalty Paid during Current Period


                                                                                 Prepayment            Prepayment
 Summary                                  Loan                 Prior                Penalty               Penalty
                                         Count               Balance                 Amount                Waived
 Total                                       4          1,495,893.07              30,400.76                  0.00

               Prepayment Penalty Loan Detail - Prepayment Penalty Paid during Current Period

                                           Paid In                            Prepayment         Prepayment
                              Loan            Full             Prior             Penalty            Penalty
        Group               Number            Date           Balance              Amount             Waived
       Summary          9041824707      11/10/2006        194,997.76            4,641.00               0.00
       Summary          9042171348      11/09/2006        325,000.00            6,435.00               0.00
       Summary          9042180471      11/28/2006        515,895.31           10,216.76               0.00
       Summary          9042214916      11/29/2006        460,000.00            9,108.00               0.00

                                                     Prepayment Rates

  Summary
     SMM                                   CPR                                      PSA
     Current Month            3.228%       Current Month             32.551%        Current Month               1,872.558%
     3 Month Average          0.000%       3 Month Average            0.000%        3 Month Average                 0.000%
     12 Month Average         0.000%       12 Month Average           0.000%        12 Month Average                0.000%


                CPR: Current vs. 12mo Average*                               PSA: Current vs. 12mo Average*
          Month        Current        12mo Avg.                        Month        Current        12mo Avg.



         Jan-2006          N/A           N/A                          Jan-2006          N/A           N/A
         Feb-2006          N/A           N/A                          Feb-2006          N/A           N/A
         Mar-2006          N/A           N/A                          Mar-2006          N/A           N/A
         Apr-2006          N/A           N/A                          Apr-2006          N/A           N/A
         May-2006          N/A           N/A                          May-2006          N/A           N/A
         Jun-2006          N/A           N/A                          Jun-2006          N/A           N/A
         Jul-2006          N/A           N/A                          Jul-2006          N/A           N/A
         Aug-2006          N/A           N/A                          Aug-2006          N/A           N/A
         Sep-2006          N/A           N/A                          Sep-2006          N/A           N/A
         Oct-2006          N/A           N/A                          Oct-2006          N/A           N/A
         Nov-2006          N/A           N/A                          Nov-2006          N/A           N/A
         Dec-2006      32.551%           N/A                          Dec-2006   1,872.558%           N/A

     *The text reported in the above table is presented        *The text reported in the above table is presented
     graphically on the monthly bond remittance report. The    graphically on the monthly bond remittance report. The
     monthly bond remittance report can be viewed online at    monthly bond remittance report can be viewed online at
     www.ctslink.com.                                          www.ctslink.com.



Calculation Methodology:
Single Month Mortality (SMM):  (Partial and full prepayments + Repurchases) / (Beginning Scheduled Balance - Scheduled
Principal)
Conditional PrePayment Rate (CPR):  1 - ((1 - SMM)^12)
PSA Standard Prepayment Model:  100 * CPR / (0.2 * MIN(30,WAS))
Weighted Average Seasoning (WAS):  sum((Original Term - Remaining Term)*(Current Scheduled Balance/Deal Scheduled Principal
Balance))







                                                  Modifications

                         Beginning         Current
              Loan       Scheduled       Scheduled          Prior        Modified          Prior         Modified
            Number         Balance         Balance           Rate            Rate         Payment         Payment

                                      No Modifications this Period

                                                          Substitutions
                               Loans Repurchased                                         Loans Substituted

                         Current                                                      Current
            Loan       Scheduled       Current          Current          Loan        Scheduled       Current           Current
          Number         Balance          Rate          Payment        Number          Balance          Rate           Payment

                                                No Substitutions this Period

                                         Repurchases

                                     Current
               Loan                Scheduled                 Current                  Current
             Number                  Balance                    Rate                  Payment

                                  No Repurchases this Period


                                       Breaches

                                   Current
               Loan              Scheduled        Current               Current
             Number                Balance           Rate               Payment

                             No Breaches this Period


                     Interest Rate Stratification

                                Summary

            Current     Number of         Outstanding    Percentage of
      Interest Rate         Loans           Scheduled       Balance(%)
           Range(%)                        Balance($)
            < 4.500             0                0.00            0.000
     4.500    4.749             0                0.00            0.000
     4.750    4.999           585      297,499,565.48           76.295
     5.000    5.249            34       48,787,546.79           12.512
     5.250    5.499             0                0.00            0.000
     5.500    5.749             1          500,000.00            0.128
     5.750    5.999            76       31,374,186.57            8.046
     6.000    6.249             4        4,555,000.00            1.168
     6.250    6.499             0                0.00            0.000
     6.500    6.749             0                0.00            0.000
     6.750    6.999             3        1,490,193.75            0.382
     7.000    7.249             3        1,936,423.81            0.497
     7.250    7.499             2          461,750.00            0.118
     7.500    7.749            11        2,877,280.08            0.738
     7.750    7.999             2          453,200.00            0.116
  >= 8.000                      0                0.00            0.000
              Total           721      389,935,146.48          100.000


                                                 SUPPLEMENTAL REPORTING

Closing Date
December 13, 2006.

Determination Date
For any Distribution Date and each Mortgage Loan, the date each month, as set forth in the Servicing Agreements, on which the Servicers determine the amount of all funds required to be remitted to the Master Servicer on the
Servicer Remittance Date with respect to the Mortgage Loans it is servicing.

Distribution Date
The 19th day of each month, or, if such day is not a Business Day, the next Business Day commencing in December
2006.

LIBOR Determination Date
The second LIBOR Business Day immediately preceding the commencement of each Accrual Period for the LIBOR Certificates.

LIBOR Business Day
Any day on which banks in London, England and The City of New York are open and conducting transactions in foreign currency and exchange.

Record Date
With respect to each Distribution Date and the LIBOR Certificates, the Business Day preceding the applicable Distribution
Date so long as such Certificates remain Book-Entry Certificates and otherwise the Record Date shall be same as the other Classes of Certificates.  For each other Class of Certificates, the last Business Day of the calendar month preceding the month in which such Distribution Date occurs.

Servicer Remittance Date
With respect to each Mortgage Loan, the 18th day of each month, or if such 18th day is not a Business Day or if provided in the related Servicing Agreement, the preceding Business Day.

